CONSOLIDATED STATEMENT CASH FLOWS (SCHEDULE OF THE RECONCILIATION FOR NET INCOME PROVIDED BY OPERATING ACTIVITIES) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Additional Cash Flow Elements, Operating Activities [Abstract]
Net income	$ 51.4		$ 478.0	$ 221.0
Adjustments to reconcile net income to net cash from operating activities:
Amortization and depreciation	274.2		324.6	315.0
Income taxes	119.7		(181.2)	(71.8)
Insurance liabilities	398.2		465.8	330.0
Accrual and amortization of investment income	(148.3)		(276.3)	(100.7)
Deferral of policy acquisition costs	(242.8)		(222.8)	(191.7)
Net realized investment gains	(36.7)		(33.6)	(81.1)
Payment to reinsurer pursuant to long-term care business reinsured	(590.3)		0	0
Net loss on sale of subsidiary and (gain) loss on reinsurance transactions	239.8		98.4	0
Loss on extinguishment or modification of debt	0.6		65.4	200.2
Other	56.0		2.1	14.0
Net cash from operating activities	$ 121.8	[1]	$ 720.4	$ 634.9

[1]	Cash flows from operating activities reflect outflows in 2014 due to the payment to reinsurer to transfer certain long-term care business.